UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  028-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

 /s/    Robert T. Adams     Denver, CO     August 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $324,223 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      224      666 SH       SOLE                        0        0      666
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      348      300 SH       SOLE                        0        0      300
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      609     7875 SH       SOLE                        0        0     7875
BOSTON PROPERTIES INC          COM              101121101      241     2273 SH       SOLE                        0        0     2273
EQUITY RESIDENTIAL             SH BEN INT       29476L107      301     5014 SH       SOLE                        0        0     5014
EXXON MOBIL CORP               COM              30231G102      335     4117 SH       SOLE                        0        0     4117
ISHARES TR                     BARCLYS TIPS BD  464287176     2456    22202 SH       SOLE                        0        0    22202
ISHARES TR                     S&P 500 INDEX    464287200    77908   588340 SH       SOLE                        0        0   588340
ISHARES TR                     MSCI EMERG MKT   464287234     6448   135469 SH       SOLE                        0        0   135469
ISHARES TR                     MSCI EAFE INDEX  464287465    26548   441445 SH       SOLE                        0        0   441445
ISHARES TR                     RUSSELL MCP VL   464287473      219     4590 SH       SOLE                        0        0     4590
ISHARES TR                     RUSSELL 1000     464287622    40837   552674 SH       SOLE                        0        0   552674
ISHARES TR                     RUSSELL 2000     464287655     8426   101758 SH       SOLE                        0        0   101758
ISHARES TR                     RUSSELL 3000     464287689      589     7431 SH       SOLE                        0        0     7431
ISHARES TR                     DJ US REAL EST   464287739     6999   116072 SH       SOLE                        0        0   116072
ISHARES TR                     S&P EURO PLUS    464287861      262     6215 SH       SOLE                        0        0     6215
ISHARES TR                     S&P DEV EX-US    464288422     3237    93122 SH       SOLE                        0        0    93122
ISHARES TR                     RSSL MCRCP IDX   464288869    10518   205270 SH       SOLE                        0        0   205270
ISHARES TR                     RUS200 IDX ETF   464289446      259     8546 SH       SOLE                        0        0     8546
PUBLIC STORAGE                 COM              74460D109      292     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      477     4107 SH       SOLE                        0        0     4107
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    23065   571209 SH       SOLE                        0        0   571209
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2161    16376 SH       SOLE                        0        0    16376
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      447     2517 SH       SOLE                        0        0     2517
VANGUARD INDEX FDS             REIT ETF         922908553    38496   640537 SH       SOLE                        0        0   640537
VANGUARD INDEX FDS             VALUE ETF        922908744      343     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             SMALL CP ETF     922908751     4290    54959 SH       SOLE                        0        0    54959
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    11345   233331 SH       SOLE                        0        0   233331
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858    56334  1479357 SH       SOLE                        0        0  1479357
VORNADO RLTY TR                SH BEN INT       929042109      209     2247 SH       SOLE                        0        0     2247